Notes to the interim condensed consolidated statement of financial position - Financial debt (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Bank borrowings	€ 47,695	€ 45,197
Derivatives instruments	42,251	97,715
Accrued interest payable on loans	5,410	4,477
Lease liabilities	4,027	4,654
Royalty certificates liabilities	33,415	29,207
Total debt	€ 132,798	€ 181,250	€ 73,404	€ 54,083